Pioneer Emerging Markets
Equity Fund

Schedule of Investments | June 30, 2020

Ticker Symbols: Class A PEMEX Class C PEMNX Class Y PEMSX

Schedule of Investments | 6/30/20 (unaudited)

	Shares		Value
		UNAFFILIATED ISSUERS - 96.8%
		COMMON STOCKS - 96.8% of Net Assets
		Auto Components - 0.6%
	54,000	Xinyi Glass Holdings Ltd.	$66,418
		Total Auto Components	$66,418
		Automobiles - 1.8%
	136,400	Astra International Tbk PT	$45,956
	88,000	Brilliance China Automotive Holdings Ltd.	79,354
	195	Eicher Motors, Ltd.	47,555
	1,452	Kia Motors Corp.	39,228
		Total Automobiles	$212,093
		Banks - 10.8%
	79,275(a)	Alpha Bank AE	$59,411
	7,545	Banco Bradesco S.A. (A.D.R.)	28,746
	10,854	Banco Bradesco S.A.,	41,380
	697	Banco Davivienda S.A.,	5,193
	5,886	Banco do Brasil S.A.	34,853
	770	Banco Santander Chile (A.D.R.)	12,628
	74,800	Bank Central Asia Tbk PT	149,485
	22,600	Bank Mandiri Persero Tbk PT	7,854
	9,193	Commercial International Bank Egypt S.A.E	36,947
	124	Credicorp, Ltd.	16,575
	70,000	CTBC Financial Holding Co. Ltd.	48,300
	4,717	Emirates NBD Bank PJSC	11,419
	3,519(a)	Erste Group Bank AG	82,697
	9,049	First Abu Dhabi Bank PJSC	27,986
	16,506(a)	Grupo Financiero Banorte S.A.B de CV, Class O	57,096
	1,778	HDFC Bank, Ltd. (A.D.R.)	80,828
	11,237	ICICI Bank Ltd. (A.D.R.)	104,392
	8,689	ICICI Bank, Ltd.	40,319
	2,418	Itau Unibanco Holding S.A. (A.D.R.)	11,340
	15,258	Itausa - Investimentos Itau S.A.	26,950
	7,520(a)	National Bank of Greece	10,624
	931(a)	OTP Bank Nyrt	32,585
	3,530(a)	Sberbank of Russia PJSC (A.D.R.)	40,030
	30,335	Sberbank of Russia PJSC	86,332
	42,693	Sberbank of Russia PJSC	113,381
	3,312	Shinhan Financial Group Co., Ltd.	79,277
		Total Banks	$1,246,628
		Beverages - 1.0%
MXN	3,833	Fomento Economico Mexicano S.A.B de CV	$23,785
	70,000	Thai Beverage PCL	34,181
	8,000	Tsingtao Brewery Co. Ltd., Class H	59,408
		Total Beverages	$117,374
		Biotechnology - 0.3%
	95(a)	Hugel, Inc.	$37,629
		Total Biotechnology	$37,629
		Capital Markets - 0.2%
	969	B3 S.A. - Brasil Bolsa Balcao	$9,832
	300	Hong Kong Exchanges & Clearing Ltd.	12,786
		Total Capital Markets	$22,618
		Chemicals - 0.2%
	450	Sociedad Quimica y Minera de Chile S.A. (A.D.R.)	$11,731
	225	Sociedad Quimica y Minera de Chile S.A., Class B	5,859
		Total Chemicals	$17,590
		Commercial Services & Supplies - 0.7%
	93,000	China Everbright International, Ltd.	$49,126
	28,000	Greentown Service Group Co., Ltd.	33,222
		Total Commercial Services & Supplies	$82,348
		Construction & Engineering - 1.5%
	203,000(a)	Beijing Urban Construction Design & Development Group Co., Ltd., Class H (144A)	$47,185
	90,300	China State Construction Engineering Corp. Ltd.	60,719
	54,900	IJM Corp. Bhd	23,347
	3,447	Larsen & Toubro Ltd.	43,168
		Total Construction & Engineering	$174,419
		Diversified Consumer Services - 0.7%
	589(a)	New Oriental Education & Technology Group, Inc. (A.D.R.)	$76,705
		Total Diversified Consumer Services	$76,705
		Diversified Telecommunication Services - 0.3%
	44,000	China Unicom Hong Kong Ltd.	$23,817
	7,843(a)	Orange Polska S.A.	12,331
		Total Diversified Telecommunication Services	$36,148
		Electric Utilities - 0.5%
BRL	2,229	Alupar Investimento S.A.	$9,841
	2,289(a)	Centrais Eletricas Brasileiras S.A. (A.D.R.)	12,979
	502,918	Inter RAO UES PJSC	34,233
		Total Electric Utilities	$57,053
	Shares		Value
		Electrical Equipment - 0.3%
	12,100	Zhuzhou CRRC Times Electric Co. Ltd., Class H	$30,911
		Total Electrical Equipment	$30,911
		Electronic Equipment, Instruments & Components - 1.9%
	7,000	Chroma ATE, Inc.	$36,280
	15,000	Delta Electronics, Inc.	85,822
	4,000	Elite Material Co. Ltd.	21,625
	648	Samsung Electro-Mechanics Co. Ltd.	70,447
		Total Electronic Equipment, Instruments & Components	$214,174
		Energy Equipment & Services - 0.4%
	14,000	China Oilfield Services Ltd., Class H	$12,593
	963	Compania Paranaense de Energia (A.D.R.)	10,940
	24,700	Dialog Group Bhd	20,930
		Total Energy Equipment & Services	$44,463
		Entertainment - 2.7%
	1,134(a)	CD Projekt S.A.	$113,075
	68	NCSoft Corp.	50,823
	309	NetEase, Inc. (A.D.R.)	132,678
	187(a)	Sea Ltd. (A.D.R.)	20,054
		Total Entertainment	$316,630
		Equity Real Estate Investment Trusts (REITs) - 0.1%
	8,751	PLA Administradora Industrial S de RL de CV, Class REIT	$10,151
		Total Equity Real Estate Investment Trusts (REITs)	$10,151
		Food & Staples Retailing - 2.0%
	244	BGF retail Co. Ltd.	$28,240
	1,073	Compania Brasileira de Distribuicao (A.D.R.)	14,024
	494(a)	Dino Polska S.A. (144A)	25,027
	5,000	President Chain Store CORP	50,352
	48,000	Sun Art Retail Group Ltd.	81,959
	873	X5 Retail Group NV (G.D.R.)	30,863
		Total Food & Staples Retailing	$230,465
		Food Products - 2.3%
	2,130	Gruma S.A.B de CV, Class B	$23,081
	15,500	Health & Happiness H&H International Holdings, Ltd.	70,138
	29,633	JBS S.A.	115,432
	21,000	Uni-President Enterprises Corp.	50,808
		Total Food Products	$259,459
		Gas Utilities - 0.8%
	29,212	GAIL India Ltd.	$39,632
	4,692	Infraestructura Energetica Nova S.A.B de CV	13,491
	62,000	Kunlun Energy Co. Ltd.	40,561
		Total Gas Utilities	$93,684
		Hotels, Restaurants & Leisure - 0.4%
	6,000	Galaxy Entertainment Group, Ltd.	$40,739
		Total Hotels, Restaurants & Leisure	$40,739
		Household Durables - 0.8%
	683	Ez Tec Empreendimentos e Participacoes S.A.	$5,019
	1,474	Woongjin Coway Co. Ltd.	89,288
		Total Household Durables	$94,307
		Industrial Conglomerates - 0.7%
	3,790	Ayala Corp.	$59,253
	2,158	Bidvest Group Ltd.	17,629
		Total Industrial Conglomerates	$76,882
		Insurance - 2.2%
	1,800	AIA Group, Ltd.	$16,753
	70,000	PICC Property & Casualty Co. Ltd., Class H	57,589
	17,500	Ping An Insurance Group Co. of China, Ltd., Class H	174,775
		Total Insurance	$249,117
		Interactive Media & Services - 9.8%
	573	Autohome, Inc. (A.D.R.)	$43,261
	911(a)	Baidu, Inc. (A.D.R.)	109,220
	2,143(a)	Mail.Ru Group Ltd. (G.D.R.)	48,186
	608	NAVER Corp.	136,612
	11,100	Tencent Holdings, Ltd.	713,000
	1,667(a)	Yandex NV	83,383
		Total Interactive Media & Services	$1,133,662
		Internet & Direct Marketing Retail - 14.5%
	3,300(a)	Alibaba Group Holding, Ltd.	$89,176
	3,659(a)	Alibaba Group Holding, Ltd. (A.D.R.)	789,246
	3,743(a)	JD.com, Inc. (A.D.R.)	225,254
	1,544(a)	MakeMyTrip Ltd.	23,654
	4,800(a)	Meituan Dianping, Class B	106,625
	1,550	Naspersm, Ltd., Class N	282,353
	732(a)	Prosus NV	67,940
	3,504(a)	Trip.com Group Ltd. (A.D.R.)	90,824
		Total Internet & Direct Marketing Retail	$1,675,072
		IT Services - 1.7%
	6,086	HCL Technologies, Ltd.	$45,082
	Shares		Value
		IT Services - (continued)
	3,678	Infosys Ltd.	$35,764
	7,919	Infosys Ltd. (A.D.R.)	76,498
	5,285	Tech Mahindra Ltd.	38,299
		Total IT Services	$195,643
		Leisure Products - 0.4%
	5,000	Giant Manufacturing Co. Ltd.	$44,731
		Total Leisure Products	$44,731
		Machinery - 1.8%
	24,423	Ashok Leyland Ltd.	$15,397
	21,500	China Conch Venture Holdings Ltd.	90,786
	4,000	Hiwin Technologies Corp.	39,745
	9,375	Iochpe Maxion S.A.	23,345
	55,600(a)	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class H	42,860
		Total Machinery	$212,133
		Metals & Mining - 3.7%
	1,505	AngloGold Ashanti Ltd.	$44,126
	7,206	Bradespar S.A.,	48,456
	28,254	Grupo Mexico S.A.B de CV	65,622
	39,950	Hindalco Industries Ltd.	78,785
	2,376	Impala Platinum Holdings Ltd.	15,848
	118	MMC Norilsk Nickel PJSC	30,970
	2,446	MMC Norilsk Nickel PJSC (A.D.R.)	64,403
	1,475	Polymetal International PLC	29,535
	7,200(a)	Sibanye Stillwater Ltd.	15,646
	1,417	Ternium S.A. (A.D.R.)	21,496
	1,225	Vale S.A., Class B (A.D.R.)	12,630
		Total Metals & Mining	$427,517
		Oil, Gas & Consumable Fuels - 5.7%
	81,000	CNOOC Ltd.	$90,971
	13,435	Compania Energetica de Minas Gerais (A.D.R.)	27,542
	2,165	Cosan Ltd.	32,605
	32,128	Gazprom PJSC	87,177
	635	LUKOIL PJSC	47,043
	1,494	LUKOIL PJSC (A.D.R.)	110,885
	185	Novatek PJSC (G.D.R.)	26,264
	14,500	Petroleo Brasileiro S.A.	59,661
	4,840	Reliance Industries, Ltd.	109,548
	3,092	Rosneft Oil Co. PJSC (G.D.R.)	15,510
	14,543	Surgutneftegas PJSC	7,163
	39,530	Surgutneftegas PJSC	21,312
	5,775(a)	Vista Oil & Gas S.A.B de CV (A.D.R.)	17,614
		Total Oil, Gas & Consumable Fuels	$653,295
		Paper & Forest Products - 0.2%
	2,775(a)	Suzano S.A.	$18,803
		Total Paper & Forest Products	$18,803
		Pharmaceuticals - 0.1%
	1,393	Cipla Ltd./India	$11,866
		Total Pharmaceuticals	$11,866
		Real Estate Management & Development - 3.7%
	116,725	Aldar Properties PJSC	$56,620
	34,000	China Overseas Land & Investment Ltd.	102,676
	20,000	China Resources Land, Ltd.	75,574
	56,000	CIFI Holdings Group Co., Ltd.	43,703
	7,277	Corp. Inmobiliaria Vesta S.A.B de CV	10,859
	9,588	DLF Ltd.	18,868
	12,000	Longfor Group Holdings, Ltd. (144A)	57,157
	14,000	Shimao Property Holdings, Ltd.	59,329
		Total Real Estate Management & Development	$424,786
		Semiconductors & Semiconductor Equipment - 8.1%
	7,000	Alchip Technologies Ltd.	$118,497
	5,000	LandMark Optoelectronics Corp.	48,987
	5,000	MediaTek, Inc.	98,090
	1,395	SK Hynix, Inc.	99,982
	9,985	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	566,848
		Total Semiconductors & Semiconductor Equipment	$932,404
		Software - 1.0%
	2,210	Hundsun Technologies, Inc.	$33,705
	15,000	Kingsoft Corp. Ltd.	69,862
	1,980	Linx S.A.	9,241
		Total Software	$112,808
		Specialty Retail - 2.1%
	5,000(a)	China International Travel Service Corp. Ltd.	$109,587
	51,000(a)	China Yongda Automobiles Services Holdings, Ltd.	61,130
	38,625	Detsky Mir PJSC (144A)	54,541
	7,500(a)	Via Varejo S/A	21,148
		Total Specialty Retail	$246,406
		Technology Hardware, Storage & Peripherals - 6.3%
	67	Samsung Electronics Co. Ltd. (G.D.R.)	$73,789
	Shares		Value
		Technology Hardware, Storage & Peripherals - (continued)
	8,839	Samsung Electronics Co., Ltd.	$392,564
	6,513	Samsung Electronics Co., Ltd.,	254,827
		Total Technology Hardware, Storage & Peripherals	$721,180
		Textiles, Apparel & Luxury Goods - 1.0%
	12,000	Li Ning Co. Ltd.	$38,145
	37,500(a)	Samsonite International S.A. (144A)	38,055
	113,000	Xtep International Holdings Ltd.	37,917
		Total Textiles, Apparel & Luxury Goods	$114,117
		Thrifts & Mortgage Finance - 1.0%
	5,124	Housing Development Finance Corp. Ltd.	$120,558
		Total Thrifts & Mortgage Finance	$120,558
		Tobacco - 0.2%
	28,367	Eastern Co. S.A.E	$22,132
		Total Tobacco	$22,132
		Trading Companies & Distributors - 0.1%
	56,000	AKR Corporindo Tbk PT	$9,982
		Total Trading Companies & Distributors	$9,982
		Transportation Infrastructure - 0.1%
	3,625(a)	EcoRodovias Infraestrutura e Logistica S.A.	$8,659
		Total Transportation Infrastructure	$8,659
		Water Utilities - 0.5%
	5,648	Compania de Saneamento Basico do Estado de Sao Paulo (A.D.R.)	$59,360
		Total Water Utilities	$59,360
		Wireless Telecommunication Services - 2.0%
	9,513(a)	Bharti Airtel Ltd.	$70,493
	8,500	China Mobile, Ltd.	57,435
	236,200	Sistema PJSFC	56,680
	237	SK Telecom Co. Ltd.	41,644
		Total Wireless Telecommunication Services	$226,252
		TOTAL COMMON STOCKS
		(Cost $10,473,979)	$11,179,371
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 96.8%
		(Cost $10,473,979)	$11,179,371
		OTHER ASSETS AND LIABILITIES - 3.2%	374,002
		NET ASSETS - 100.0%	$11,553,373

REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2020, the value of these securities amounted to $221,965, or 1.9% of net assets.

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.

(a)	Non-income producing security.

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

BRL	-	Brazilian Real
MXN	-	Mexican Peso

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of June 30, 2020, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Auto Components	$–	$66,418	$–	$66,418
Automobiles	–	212,093	–	212,093
Banks	294,539	952,089	–	1,246,628
Beverages	–	117,374	–	117,374
Biotechnology	–	37,629	–	37,629
Capital Markets	–	22,618	–	22,618
Chemicals	11,731	5,859	–	17,590
Commercial Services & Supplies	–	82,348	–	82,348
Construction & Engineering	–	174,419	–	174,419
Diversified Telecommunication Services	–	36,148	–	36,148
Electric Utilities	12,979	44,074	–	57,053
Electrical Equipment	–	30,911	–	30,911
Electronic Equipment, Instruments & Components	–	214,174	–	214,174
Energy Equipment & Services	10,940	33,523	–	44,463
Entertainment	152,732	163,898	–	316,630
Equity Real Estate Investment Trusts (REITs)	–	10,151	–	10,151
Food & Staples Retailing	14,024	216,441	–	230,465
Food Products	–	259,459	–	259,459
Gas Utilities	–	93,684	–	93,684
Hotels, Restaurants & Leisure	–	40,739	–	40,739
Household Durables	–	94,307	–	94,307
Industrial Conglomerates	–	76,882	–	76,882
Insurance	–	249,117	–	249,117
Interactive Media & Services	235,864	897,798	–	1,133,662
Internet & Direct Marketing Retail	1,128,978	546,094	–	1,675,072
IT Services	76,498	119,145	–	195,643
Leisure Products	–	44,731	–	44,731
Machinery	–	212,133	–	212,133
Metals & Mining	98,529	328,988	–	427,517
Oil, Gas & Consumable Fuels	188,646	464,649	–	653,295
Paper & Forest Products	–	18,803	–	18,803
Pharmaceuticals	–	11,866	–	11,866
Real Estate Management & Development	–	424,786	–	424,786
Semiconductors & Semiconductor Equipment	566,848	365,556	–	932,404
Software	–	112,808	–	112,808
Specialty Retail	–	246,406	–	246,406
Technology Hardware, Storage & Peripherals	–	721,180	–	721,180
Textiles, Apparel & Luxury Goods	–	114,117	–	114,117
Thrifts & Mortgage Finance	–	120,558	–	120,558
Tobacco	–	22,132	–	22,132
Trading Companies & Distributors	–	9,982	–	9,982
Transportation Infrastructure	–	8,659	–	8,659
Wireless Telecommunication Services	–	226,252	–	226,252
All Other Common Stocks	136,065	–	–	136,065
Total Investments in Securities	$2,928,373	$8,250,998	$–	$11,179,371

During the nine months ended June 30, 2020, there were no transfers between Levels 1, 2 and 3.